Note 35 - Derivatives - Profile of NIH hedging instruments (Detail) - EUR (€) € in Millions	Dec. 31, 2022	Dec. 31, 2021
Within 1 year [Member]
As of
Nominal amount Foreign exchange forwards	€ 34,664	€ 31,727
Nominal amount Foreign exchange swaps	10,776	7,239
Total	45,440	38,965
1-3 years
As of
Nominal amount Foreign exchange forwards	229	36
Nominal amount Foreign exchange swaps	59	68
Total	288	103
3-5 years
As of
Nominal amount Foreign exchange forwards	21	0
Nominal amount Foreign exchange swaps	0	16
Total	21	16
Over 5 years
As of
Nominal amount Foreign exchange forwards	0	3
Nominal amount Foreign exchange swaps	0	0
Total	€ 0	€ 3